SUBSEQUENT EVENTS (Details) - Subsequent Event - Mingda Tianjin - Breach of contract	Sep. 10, 2023 USD ($)	Sep. 10, 2023 CNY (¥)	Sep. 08, 2023 USD ($)	Sep. 08, 2023 CNY (¥)	Jul. 17, 2023 USD ($)	Jul. 17, 2023 CNY (¥)
SUBSEQUENT EVENTS
Amount receivable from breach of contract					$ 99,329	¥ 722,000
Amount agreed to pay by other party			$ 61,908	¥ 450,000
Expenses claimed from other party			1,365	9,919
Waiver of remaining balance			$ 37,420	¥ 272,000
Amount received from other Party	$ 63,273	¥ 459,919